Equity Line of Credit ("ELOC") (Q2)	6 Months Ended
Jan. 31, 2025
Equity Line of Credit (''ELOC'') [Abstract]
Equity Line of Credit (''ELOC'')
7.	Equity Line of Credit (“ELOC”)
On October 29, 2024, the Company entered into the ELOC Agreement with Helena Global Investment Opportunities I Ltd (“Helena I”). Under the ELOC Agreement, the Company will have the right to issue and to sell to Helena I from time to time, up to $40,000,000 of the Company’s common shares following the closing of the De-SPAC Transaction and the effectiveness of the registration statement registering the Company’s common shares being sold under the ELOC Agreement (the “Helena I Registration Statement”). As a commitment fee in connection with the execution of the ELOC Agreement, 500,000 shares of the Company was issued upon closing of the De-SPAC transaction (Note 13). Following the closing of the De-SPAC Transaction and the Helena I Registration Statement becoming effective, the Company will also issue to Helena I common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $0.75.
As at January 31, 2025, the Helena I Registration Statement was not yet effective and no amounts have been drawn against the ELOC.